Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2020
Operating Expenses [Abstract]
General and administrative costs		$ 392,649,000	$ 9,672,000
Loss from operations		(392,649,000)	(9,672,000)
Other income:
Interest earned on cash and marketable securities held in Trust Account		19,675,000	0
Total other income		19,675,000	0
Net loss		$ (372,974,000)	$ (9,672,000)
Weighted average shares outstanding of Class A ordinary shares (in shares)		6,881,490,000	0
Basic and diluted weighted average Class B ordinary shares outstanding (in shares)		3,141,695,000	0
Class A Ordinary Shares
Other income:
Earnings Per Share, Basic	$ 0	$ (0.04)	$ 0
Earnings Per Share, Diluted	0	(0.04)	0
Earnings Per Share, Diluted	0	(0.04)	0
Earnings Per Share, Basic	0	(0.04)	0
Class B Ordinary Shares
Other income:
Earnings Per Share, Basic	0	(0.04)	0
Earnings Per Share, Diluted	0	(0.04)	0
Earnings Per Share, Diluted	0	(0.04)	0
Earnings Per Share, Basic	$ 0	$ (0.04)	$ 0